SCHEDULE OF CHANGES IN WARRANTS (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares		Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	474,332
Number of RSUs outstanding, Ending of the period	61,911		474,332
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	3,717,502		342,992
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 5.16		$ 15.75
Warrants, Exercised	(11,712,348)	[1]	(1,991,668)
Weighted Average Exercise Price, Exercised | $ / shares	$ 4.80	[1]	$ 0.96
Warrants, Issued	12,587,289		5,376,370
Weighted Average Exercise Price, Issued | $ / shares	$ 5.81		$ 3.35
Warrants, Expired			(10,192)
Weighted Average Exercise Price, Expired | $ / shares			$ 125.00
Number of RSUs outstanding, Ending of the period	4,592,443		3,717,502
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	$ 6.90		$ 5.16

[1]	The weighted average share price at the time of the 766,556 broker warrants exercised was $7.99 USD($11.05 CAD).